Financial risk management - D.1.1. Fixed and floating rate debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,815	$ 6,697
Reasonably possible change in risk variable, percent	1.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,815	6,678
Reasonably possible change in risk variable, impact on profit before tax	9	14
Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		18
Interest rate risk | Vendor Financing | Colombia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		18
1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	281	202
1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	457	445
2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	696	836
3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	905	1,002
4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	683	1,002
Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 2,793	$ 3,191
Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.22%	6.56%
Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.67%	6.85%
Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.99%	6.81%
Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.47%	7.93%
Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.39%	6.98%
Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.72%	6.75%
Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.56%	5.83%
Fixed rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,867	$ 5,311
Fixed rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	206	190
Fixed rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	244	369
Fixed rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	410	403
Fixed rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	781	582
Fixed rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	639	855
Fixed rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,587	2,912
Variable rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	948	1,367
Variable rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	75	12
Variable rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	213	76
Variable rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	286	433
Variable rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	124	420
Variable rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	44	147
Variable rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 206	$ 279